Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Summary of Expected Credit Loss Allowance
The movement in the expected credit loss allowance during the year was as follows:

	2021	2020
Balance, January 1,	$862	$929
Impairment loss recognized	29	812
Amounts written-off as uncollectible	(70)	(479)
Impairment loss reversed	(231)	(396)
Effect of movement in exchange rates	(5)	(4)
Balance, December 31,	$585	$862

Summary of Ageing of Trade Receivables
The ageing of trade receivables at December 31 was as follows:

	2021		2020
	Gross	Provision for Impairment	Gross	Provision for Impairment
Not past due	$117,618	$1	$66,191	$1
Past due 0 – 30 days	27,235	5	35,060	8
Past due 31 – 120 days	8,524	474	11,649	26
Past due more than 120 days	105	105	1,895	827
	$153,482	$585	$114,795	$862

Summary of Financial Instruments were Denominated in U S Dollars
The following financial instruments were denominated in U.S. dollars:

	2021				2020
	Canadian Operations		Foreign Operations		Canadian Operations		Foreign Operations
Cash	US $	2,398	US $	17,382	US $	35,257	US $	26,057
Accounts receivable		14		115,614		—		98,298
Accounts payable and accrued liabilities		(29,427)		(81,971)		(18,727)		(59,704)
Long-term liabilities, excluding long-term incentive plans (1)		—		(14,781)		—		(16,197)
Net foreign currency exposure	US $	(27,015)	US $	36,244	US $	16,530	US $	48,454
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on net earnings (loss)		$(270)		$—		$165		$—
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on comprehensive loss		$—		$362		$—		$485
(1)	Excludes U.S. dollar long-term debt that has been designated as a hedge of the Corporation’s net investment in certain self-sustaining foreign operations.

Summary of Contractual Maturities of Financial Liabilities and Other Contractual Commitments	The following are the contractual maturities of the Corporation’s financial liabilities and other contractual commitments as at December 31, 2021:

	2022	2023	2024	2025	2026	Thereafter	Total
Accounts payable and accrued liabilities	$224,123	$—	$—	$—	$—	$—	$224,123
Share-based compensation	18,414	24,331	24,742	—	—	—	67,487
Long-term debt	2,223	2,223	2,223	160,257	453,403	505,784	1,126,113
Interest on long-term debt (1)	72,147	72,071	71,996	69,433	36,196	70,995	392,838
Commitments	53,030	69,631	44,068	5,688	4,823	2,391	179,631
Total	$369,937	$168,256	$143,029	$235,378	$494,422	$579,170	$1,990,192

(1)	Excludes amortization of long-term debt issue costs.